Leases (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sale leaseback transactions	¥ 126,639	¥ 95,316	¥ 16,582
Gross book value under capital leases	137,783	164,119
Accumulated depreciation under capital leases	48,744	59,698
Rental expenses for operating leases	¥ 88,473	¥ 64,124	¥ 63,490
Minimum [Member]
Lease terms	1
Maximum [Member]
Lease terms	10